Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Natural gas revenue deposit percentage		10.00%
Total loans payable		$ 3,464,450	$ 166,555	$ 649,047
Loan, maturity date	April 30, 2025
TR1 master fund loans [member]
IfrsStatementLineItems [Line Items]
Total loans payable		$ 2,822,250
Loan, maturity date		December 31, 2023
Legal proceedings contingent liability [member] | Offshore drilling rig contractor [member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value		$ 20,300,000
Legal proceedings contingent liability [member] | Offshore drilling rig contractor [member] | Europe [Member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value		5,000,000
Legal proceedings contingent liability [member] | Offshore drilling rig contractor [member] | Europe [Member] | Accounts payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Arbitration damages sought, value		$ 3,000,000